CONSOLIDATED STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash used in operating activities:
Loss before taxation	£ (39,206)	£ (24,133)	£ (25,203)
Finance income	(2,351)	(2,783)	(7,018)
Finance expense	474	1,325	2,465
Share-based payment charge	2,441	2,901	2,919
Increase in prepayments and other receivables	(484)	(640)	(161)
Increase in trade and other payables	449	531	5,363
Depreciation of property, plant, equipment and right of use asset	398	8	7
Unrealised FX gains/ losses	(8)	0	0
Amortization of intangible assets	106	90	116
Cash used in operating activities	(38,181)	(22,701)	(21,512)
Cash inflow from taxation	4,361	4,590	816
Net cash used in operating activities	(33,820)	(18,111)	(20,696)
Cash flow from investing activities:
Interest received	887	883	128
Purchase of plant and equipment	(38)	(13)	(9)
Payment for patents and computer software	(244)	(255)	(208)
Purchase of short term investments	(7,940)	(59,700)	(54,465)
Maturity of short term investments	45,134	64,366	5,085
Net cash generated from / (used in) investing activities	37,799	5,281	(49,469)
Cash flow used in financing activities:
Gross proceeds from the April 2017 Global Offering	0	0	70,032
Transaction costs on April 2017 Global Offering	0	0	(6,786)
Repayment of finance lease liabilities	(426)
Net cash (used in) / generated from financing activities	(426)	0	63,246
Net increase / (decrease) in cash and cash equivalents	3,553	(12,830)	(6,919)
Cash and cash equivalents at the beginning of the year	19,784	31,443	39,785
Effect of exchange rates on cash and cash equivalents	(403)	1,171	(1,423)
Cash and cash equivalents at the end of the year	£ 22,934	£ 19,784	£ 31,443